Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements - Change in Plan Assets (Details) - Plan Assets - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Gratuity
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 319	$ 249
Interest Income	21	18
Remeasurements - Returns on plan assets excluding amounts included in interest income	6	2
Employer contribution	163	77
Benefits paid	(23)	(21)
Translation differences	(42)	(6)
Ending balance	444	319
Pension
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	133	119
Interest Income	2	2
Remeasurements - Returns on plan assets excluding amounts included in interest income	8	7
Employer contribution	7	5
Employee contribution	5	4
Benefits paid	10	(7)
Translation differences	12	3
Ending balance	177	133
Provident Fund
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,629	1,416
Interest Income	107	101
Remeasurements - Returns on plan assets excluding amounts included in interest income	(47)	29
Employer contribution	132	125
Employee contribution	230	199
Benefits paid	(218)	(204)
Translation differences	(174)	(37)
Ending balance	$ 1,659	$ 1,629